Intangible Assets Customer List Acquisition (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2011 countries
Finite-Lived Intangible Assets [Line Items]
Number of countries in which network of customers were acquired			143
Finite-lived intangible assets, gross	$ 136,377	$ 105,076
Shares of common stock acquired, from the issuance of warrants			250
Value of common stock acquired, from the issuance of warrants			1,760
Impairment of intangible assets, finite-lived	0	(48,249)
Intangible assets, net	5,217	19,877
Amortization of intangible assets	45,961	67,765
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	125,525	125,525
Impairment of intangible assets, finite-lived		(48,249)
Finite-lived intangible asset, useful life		1 year
Advertisers [Member]
Finite-Lived Intangible Assets [Line Items]
Network of customers acquired			12,000
Twitter Publishers [Member]
Finite-Lived Intangible Assets [Line Items]
Network of customers acquired			20,000
General and Administrative Expense [Member] | Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived	(48,249)	(48,249)
Amortization of intangible assets	$ 18,000	$ 41,842